ACCOUNTS RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Accounts receivable		¥ 30,832	¥ 20,932
Less: Allowance for doubtful accounts		(6,283)	(2,993)
Accounts receivable, net	$ 3,616	¥ 24,549	¥ 17,939